Expense Example - FidelityAdvisorSeriesSmallCapFund-PRO - FidelityAdvisorSeriesSmallCapFund-PRO - Fidelity Advisor Series Small Cap Fund - Fidelity Advisor Series Small Cap Fund	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13